Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Summary of Charge for Current Taxation Rates on Taxable Profit

The charge for current taxation has been calculated at the following rates on the taxable profit generated from the countries in which the Group operates:

Malta	5%	(a)	Israel	23%
Cayman Islands	0%		Mexico	30%
United Kingdom	0% and 19%	(b)	India	22%
Brazil	34%	(c)	Chile	27%
Colombia	35%		Peru	29.5%
Argentina	25%, 30% and 35%	(d)	Morocco	28.3%
Ecuador	25%		Egypt	22.5%
Uruguay	25%		South Africa	27%
Panama	25%		Nigeria	30%
Paraguay	10%		Indonesia	22%
Guatemala	25%		Honduras	25%
Nicaragua	30%		Philippines	20%
Rwanda	30% and 28%	(e)	Singapore	17%
Kenya	30%		Malaysia	24%
Tanzania	30%		Thailand	0%
Uganda	20%		United Arab Emirates	0%
United States of America	21%		Vietnam	20%
Ivory Coast	25%		Japan	22%
El Salvador	25%		Ghana	25%
Bangladesh	28%		Cameroon	29%
Dominican Republic	27%		Costa Rica	30%
Bolivia	25%		Ireland	12.5%
Saudi Arabia	20%		Senegal	30%
Spain	25%

(a) In 2020, the Group elected to form a fiscal unit for itself and its ‘Qualifying subsidiary’. Total chargeable income of the fiscal unit, this resulted in the application corporate tax rate of 5% to total chargeable income allocated to the principal taxpayer.

(b) DLocal LLP and dLocal Corp LLP are tax transparent UK partnerships subject to 0% income tax, dLocal OpCo UK LTD is subject to an income tax rate of 19%.

(c) Comprise IRPJ (Imposto de Renda de Pessoa Juridica) at the rate of 25% and CSLL (Contribuição Social sobre o Lucro Liquido) at the rate of 9%.

(d) Progressive income tax rates: 25%, 30% and 35% depending on the tax result.

(e) Income tax rate changed from 28% to 30% after September 14, 2023 because of change in local legislation.

Summary of Income Tax Charge Recognized in Profit and Losses

The income tax charge recognized in profit and losses included the following:

Current Income Tax	2023	2022	2021
Current Income Tax on profits for the year	(31,924)	(11,682)	(6,940)
Total Current Income Tax expense	(31,924)	(11,682)	(6,940)

Deferred income tax	2023	2022	2021
Increase/(decrease) in deferred income tax assets	1,757	229	(83)
Increase/(decrease) in deferred income tax liabilities	739	(133)	(624)
Total Deferred income tax benefit / (expense)	2,496	96	(707)
Income Tax expense	(29,428)	(11,586)	(7,647)

Summary of Deferred Tax Assets / Liabilities

Deferred Tax Assets

The balance comprises temporary differences attributable to:

	2023	2022	2021
Tax Losses	233	348	31
Accrued Liabilities	773	99	318
Exchange differences	89	—	—
Other (i)	1,193	51	24
Total	2,288	498	373

(i) In 2023, includes temporary differences of USD 1,112 regarding the tax effect of the interest expense generated on the intra-group loan between subsidiaries in Argentina and Malta.

Deferred Tax Liabilities

The balance of Deferred Tax Liabilities is comprised of temporary differences attributable to:

	2023	2022	2021
Accrued receivables	353	946	900
Other	471	206	223
Total	824	1,152	1,123

Summary of Movements in Deferred Tax Assets

Movements:

	Tax losses	Accrued liabilities	Exchange differences	Other	Total
At January 1, 2023	348	99	—	51	498
(Charged) / Credited to profit & loss	(115)	674	89	1,142	1,790
At December 31, 2023	233	773	89	1,193	2,288

	Tax losses	Accrued liabilities	Exchange differences	Other	Total
At January 1, 2022	31	316	0	26	373
Credited / (Charged) to profit & loss	317	(217)	0	25	125
At December 31, 2022	348	99	—	51	498

Summary of Movements in Deferred Tax Liabilities

Movements:

	Accrued Liabilities	Other	Total
At January 1, 2023	946	206	1,152
Credited / (charged) to profit & loss	(593)	265	(328)
At December 31, 2023	353	471	824

At January 1, 2022	900	223	1,123
Credited / (charged) to profit & loss	46	(17)	29
At December 31, 2022	946	206	1,152

Summary of Reconciliation of Effective Tax Rate

The Group’s effective Income Tax rate in 2023 was 16.5% (9.6% and 8.9% in the years ended December 31, 2022 and 2021, respectively). For 2023 and 2022, the Group applied for fiscal consolidation in Malta resulting in a domestic rate of 5% (fiscal consolidation was not applied for 2021, resulting in a domestic rate of 35% with a 30% of tax refund). The reconciliation between the effective Income Tax rate and the statutory rate in Malta of 5% in 2023 and 2022, and 35% for fiscal year 2021 was as follows:

	2023	2022	2021
Profit before Income Tax	178,514	120,283	85,500
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(8,926)	(6,014)	(4,275)
Permanent differences:
Tax effect of non-taxable income	822	555	3,369
Effects from entities taxes with different rates (1)	(15,930)	(5,440)	(3,127)
Other permanent differences (2)	(5,394)	(687)	(3,614)
Total	(29,428)	(11,586)	(7,647)

(1) Increase mainly refers to a higher proportion of taxable income from emerging markets subject to income tax rate exceeding the statutory rate in Malta of 5%.

(2) During the year ended December 31, 2023, other permanent differences included non-deductible expenses of USD 1,868 (USD 1,088 in 2022) and by other permanent differences for USD 3,525 (USD 401 in 2022), which include USD 1,472 of hyperinflation adjustment in Argentinian subsidiaries. During the year ended December 31, 2022 it also includes disallowed expenses of USD 678 and taxable income from subsidiaries not included in the Profit before Income Tax for USD 1,357.